SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION
TO REDEEM SECURITIES
OF
THE GABELLI EQUITY TRUST INC.
One Corporate Center
Rye, New York 10580-1422
(914) 921-5070
under the
Investment Company Act of 1940
Investment Company Act File No. 811-04700

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission’s staff fewer than 30 days prior to the date set for the redemption.
(1) Title of the class of securities of The Gabelli Equity Trust Inc. (the “Fund”) to be redeemed:
     Series C Auction Rate Cumulative Preferred Stock, par value $0.001 per share, liquidation preference of $25,000 per share (the “Series C Preferred Shares”).
(2) The date on which the securities are to be called or redeemed:
     November 19, 2008.
(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:
     The Series C Preferred Shares are to be redeemed pursuant to Article I, Section 3(a)(i) of the Fund’s Articles Supplementary Creating And Fixing The Rights of Series C Auction Rate Cumulative Preferred Stock, the form of which was filed with the Securities and Exchange Commission on June 27, 2002 as Exhibit 2(a)(iv) to the Fund’s Registration Statement on Form N-2.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
     The Fund intends to redeem 10% (520 shares) of its outstanding Series C Preferred Shares at the redemption price of $25,000 per share, which equals the liquidation preference of $25,000 per share. The Depository Trust Company will determine the allocations of this partial redemption of the outstanding Series C Preferred Shares by lottery among each participant account.
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SIGNATURE
     Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 27th day of October 2008.

THE GABELLI EQUITY TRUST INC.

By: Name:	/s/ Bruce N. Alpert Bruce N. Alpert
Title:	President and Principal Executive Officer